Goodwill	12 Months Ended
Dec. 31, 2019
GOODWILL [Abstract]
Goodwill

10.           GOODWILL

	As of December 31,
	2018	2019
Beginning balance	$5,908	$5,625
Foreign currency translation adjustment	(283)	(91)
Ending balance	$5,625	$5,534

No impairment loss was recognized for the years ended December 31, 2017, 2018, and 2019. No accumulated goodwill impairment has been provided as of December 31, 2019.